Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Goodwill adjustment in connection with acquired deferred tax assets			$ 479,000
Goodwill Impairment			1,661,000
Impairment of acquired intangibles	0	0	1,800,000
Sales-related taxes	450,000	1,009,000	428,000
Shipping and handling costs	300,000	100,000	100,000
Government subsidies received	19,000,000	16,500,000	14,000,000
Government subsidies recognized in income statement	16,500,000	10,700,000	8,100,000
Government subsidies, reduction of cost of assets	5,000,000	1,800,000	3,700,000
Laboratories lease free period	5 years
Advanced subsidies	14,400,000	16,300,000
Advertising expenses	1,900,000	900,000	700,000
Share-based compensation expenses	22,963,000	17,895,000	14,314,000
Cash and cash equivalents and restricted cash denominated in RMB	91,500,000	58,900,000
Abgent, Inc.
Significant Accounting Policies [Line Items]
Impairment of acquired intangibles		0	1,800,000
Not Designated as Hedging Instrument
Significant Accounting Policies [Line Items]
Estimated net amount of existing losses expected to be reclassified into earnings	(1,100,000)
Not Designated as Hedging Instrument | Other Comprehensive Income (Loss)
Significant Accounting Policies [Line Items]
"Gains (losses) from hedging transactions "	(1,500,000)
Not Designated as Hedging Instrument | Foreign Exchange Forward | Other income (losses), net
Significant Accounting Policies [Line Items]
Gains (losses) from foreign-exchange forward contracts	$ (9,262,000)	$ 19,302,000	$ 5,337,000
Prepaid Land Use Rights
Significant Accounting Policies [Line Items]
Intangible asset useful life	50 years
Customer Relationships and Sales Backlog | Minimum
Significant Accounting Policies [Line Items]
Intangible asset useful life	10 years
Customer Relationships and Sales Backlog | Maximum
Significant Accounting Policies [Line Items]
Intangible asset useful life	12 years
Other Intangible Assets | Minimum
Significant Accounting Policies [Line Items]
Intangible asset useful life	2 years
Other Intangible Assets | Maximum
Significant Accounting Policies [Line Items]
Intangible asset useful life	30 years